CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 16,481	$ 3,778
Trade receivables (net of allowance for doubtful accounts of $15 at December 31, 2013 and 2012)	5,224	3,671
Other accounts receivable and prepaid expenses	685	323
Total current assets	22,390	7,772
LONG-TERM ASSETS:
Other long-term assets	385	93
Severance pay fund	3,233	2,880
Property and equipment, net	879	423
Intangible assets, net	5,345	1,870
Goodwill	17,748	13,094
Total long-term assets	27,590	18,360
Total assets	49,980	26,132
CURRENT LIABILITIES:
Trade payables	458	316
Payment obligations	503	1,934
Deferred revenues	5,065	4,759
Employees and payroll accruals	3,210	2,589
Accrued expenses and other current liabilities	862	1,220
Total current liabilities	10,098	10,818
LONG-TERM LIABILITIES:
Long term deferred revenue	957	888
Liability presented at fair value	1,093	730
Contingent purchase consideration	3,280
Accrued severance pay	4,328	3,989
Other long-term liabilities	126	145
Total long-term liabilities	9,784	5,752
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.4 par value - Authorized: 32,500,000 shares at December 31, 2013 and 2012; Issued and outstanding: 14,527,292 shares at December 31, 2013 and 10,919,930 shares at December 31, 2012	1,677	1,270
Additional paid-in capital	130,944	110,318
Receipt on account of shares	81
Accumulated other comprehensive loss	(621)	(672)
Accumulated deficit	(101,983)	(101,354)
Total shareholders' equity	30,098	9,562
Total liabilities and shareholders' equity	$ 49,980	$ 26,132